Note 13 - Other Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of other operating expenses components [text block]
	2020	2019	2018

Intermediated Money Transaction Tax	451	354	116
Solar evaluation cost*	230	160	–
COVID-19 donations ~	1,322	–	–
Community and social responsibility cost	382	–	–
Other	–	8	12
Impairment of property, plant and equipment	–	144	208
Impairment of exploration and evaluation assets (note 21.1)	2,930	–	–
	5,315	666	336